INTANGIBLE ASSETS (Details) In Thousands, unless otherwise specified	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY	Dec. 31, 2013 CNY	Dec. 31, 2014 Computer equipment software CNY	Dec. 31, 2013 Computer equipment software CNY	Dec. 31, 2014 Acquired training licenses CNY	Dec. 31, 2013 Acquired training licenses CNY
Intangible assets
Gross book value				26,948	20,392	3,522	3,522
Less: Accumulated amortization		(22,774)	(20,262)
Net book value	$ 1,240	7,696	3,652